CONTRACTS IN PROGRESS (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Contractors [Abstract]
Costs incurred on uncompleted contracts	$ 20,032	$ 19,167
Estimated earnings	6,755	6,465
Total costs and estimated earnings on uncompleted contract	26,787	25,632
Less - billings and progress payments	24,603	23,425
Costs and estimated earnings in excess of billings on uncompleted contracts	$ 2,184	$ 2,207